CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/ INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Consolidated USD ($)	Dec. 31, 2011 Consolidated USD ($)	Dec. 31, 2010 Consolidated USD ($)		Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY
Revenues
Trading and manufacturing	$ 10,866	$ 11,437	$ 13,745
Engineering	10,779	8,776	8,560
Total revenues	21,645	20,213	22,305		281,203	291,992	166,732
Cost of revenues
Trading and manufacturing	(8,230)	(8,810)	(10,861)
Engineering	(7,250)	(6,512)	(5,703)
Total cost of revenues	(15,480)	(15,322)	(16,564)		(216,362)	(208,062)	(112,540)
Gross profit	6,165	4,891	5,741		64,841	83,930	54,192
Selling and administrative expenses	(6,224)	(6,565)	(7,119)		(66,902)	(40,104)	(31,154)
Operating loss/ income	(59)	(1,674)	(1,378)		(2,061)	43,826	23,038
Interest income	46	60	42		149	124	60
Interest expenses					(4,496)	(1,802)	(691)
Other income, net	48	82	9		7,341	5,161	6,074
(Loss)/gain on disposal of fixed assets	(22)	328	1
Profit/(loss) before income taxes and equity in profit of affiliates	13	(1,204)	(1,326)		933	47,309	28,481
Income (taxes)/benefit	(142)	63	(154)		(2,434)	(7,919)	(2,768)
Equity in profit of affiliates	9	1,131	723
Net (loss)/income for the year	(120)	(10)	(757)		(1,501)	39,390	25,713
Less: net (income)/loss attributable to non-controlling interest	(309)	531	(330)		262	(1,308)	(1,984)
Net (loss)/income attributable to the Company	(429)	521	(1,087)		(1,239)	38,082	23,729
Other comprehensive loss
Net (loss)/ income	(120)	(10)	(757)		(1,501)	39,390	25,713
Foreign exchange translation adjustments	0	215	177		0	0	0
Comprehensive (loss)/income	(120)	205	(580)		(1,501)	39,390	25,713
Less: Comprehensive (income)/loss attributable to non-controlling interest	(309)	442	(397)		262	(1,308)	(1,984)
Comprehensive (loss)/income attributable to the Company	$ (429)	$ 647	$ (977)		(1,239)	38,082	23,729
Net income/(loss) per ordinary share
- Basic	$ (0.21)	$ 0.25	$ (0.52)
- Diluted	$ (0.21)	$ 0.25	$ (0.51)
Weighted average number of ordinary shares outstanding
- Basic	2,070,685	2,087,922	2,099,894	[1]
- Diluted	2,076,315	2,102,199	2,143,375	[1]

[1]	*In connection with a 2 for 11 subsequent reverse stock split on January 13, 2012, the common stock and the computation of Basic and Diluted EPS are adjusted retroactively to reflect the recapitalization change.